Rendering of services (Details Narrative) $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 50,275	₨ 4,189,897,000	₨ 3,827,265,000	₨ 1,989,376,000
Contract Assets			190,598,000	11,000
Revenue from performance obligations satisfied or partially satisfied in previous periods				98,863,000
Increase in Contract Liabilities Due to Advances Received From Customers			525,638,000	₨ 531,526,000
Decrease in Contract Liabilities Due to Recognized in Revenue		344,841,000	190,418,000
Decrease in Contract Liabilities Due to Refunded to Customers		9,662,000	5,366,000
Air Ticketing Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers			185,991,000
Contract Assets		185,991
Advances from customer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in Contract Liabilities Due to Advances Received From Customers		₨ 622,178,000	₨ 525,638,000